Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets
Allowance for doubtful accounts		¥ 35,359	$ 5,549	¥ 22,343
Accrued staff cost and expenses		97,883	15,360	42,091
Deferred revenue		5,551	871	11,214
Tax losses	[1]	489,664	76,839	404,178
VAT refund		351	55	2,032
Less: Valuation allowances		(452,670)	(71,034)	(402,197)
Total deferred tax assets		176,138	27,640	79,661
Deferred tax liabilities
Identifiable intangible assets arising from acquisition		52,460	8,232	63,570
Intangible assets and internally-developed software		32,540	5,106	39,306
Outside basis difference and others		437,963	68,726	452,023
Withholding income tax		53,835	8,448	76,610
Total deferred tax liabilities		¥ 576,798	$ 90,512	¥ 631,509

[1]	Upon the acquisition of TTP on December 31, 2020, the Group recorded deferred tax assets due to tax losses and related valuation allowance by approximately RMB355,730 (US$54,518) and RMB355,730 (US$54,518), respectively.